Financial instruments - Currency Risk Exposure (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ 15,863	$ 23,242
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	25,675	24,774
Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	62,786	50,590
Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	25,378	19,910
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	45,957	32,693
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,337	540
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	20,046	16,329
Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	62,362	68,954
CAD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(404)	(211)
CAD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,872	3,600
CAD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	14,512	17,333
CAD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	14,445	14,359
CAD | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,981	3,758
CAD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	12,608	10,218
CAD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	262	192
CAD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	7,181	8,739
CAD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	13,759	19,901
EUR
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	413	369
EUR | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,902	10,019
EUR | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	5,952	4,615
EUR | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	21,566	14,291
EUR | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	10,229	6,340
EUR | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	17,601	12,383
EUR | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	340	207
EUR | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	6,058	3,306
EUR | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	18,650	19,369
AUD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	417	279
AUD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,689	3,244
AUD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	219	723
AUD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	12,022	12,921
AUD | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,368	5,876
AUD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,866	3,573
AUD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	593	41
AUD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,467	1,046
AUD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	14,372	18,104
GBP
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(63)	(58)
GBP | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,753	2,759
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,118	1,468
GBP | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	9,907	7,671
GBP | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	6,256	2,452
GBP | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	5,485	613
GBP | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	133	97
GBP | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,354	1,957
GBP | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	11,062	11,683
NZD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(124)	(137)
NZD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,034	2,151
NZD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	930	356
NZD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,096	1,348
NZD | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	0	1
NZD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,351	2,771
NZD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	0	0
NZD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	950	1,218
NZD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	759	(133)
Other
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(151)	(105)
Other | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,613	1,469
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	944	279
Other | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,750	0
Other | Contract assets
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,544	1,483
Other | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,046	3,135
Other | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	9	3
Other | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	36	63
Other | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ 3,760	$ 30